Significant Accounting Policies - Schedule of Plan's Investments at Fair Value on a Recurring Basis (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 316,241,332	$ 271,518,670
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,949,176	4,681,752
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,854,545	3,195,003
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	11,308,083	13,629,295
Collective trusts measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	297,129,528	250,012,620
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	18,852,198	21,142,819
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,949,176	4,681,752
Level 1 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,594,939	2,831,772
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	11,308,083	13,629,295
Level 1 | Collective trusts measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	259,606	363,231
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	259,606	363,231
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Collective trusts measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0